General - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Sep. 30, 2014	Mar. 31, 2015
General [Line Items]
Total net proceeds received from IPO	$ 88,468
IPO
General [Line Items]
Ordinary shares issued for service	5,360,000
Public offering price	$ 16.00
Underwriting discounts and commissions	6,904
Other offering expense	3,846
Over-Allotment Option
General [Line Items]
Ordinary shares issued for service	804,000	600,000
Public offering price	$ 16.00
Offering expense	592
Secondary Offering
General [Line Items]
Ordinary shares issued for service		4,000,000
Public offering price		51.00
Offering expense		1,081